EA Series Trust
19 East Eagle Road
Havertown, PA 19083

December 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Strive 500 ETF (S000077125), Strive Emerging Markets Ex-China ETF (S000077313), Strive U.S. Energy ETF (S000077126), Strive U.S. Semiconductor ETF (S000077127), Strive Natural Resources and Security ETF (S000079383), Strive 1000 Growth ETF (S000078017), Strive 1000 Value ETF (S000078018), Strive Small-Cap ETF (S000078019), Strive 1000 Dividend Growth ETF (S000078020), Strive Mid-Cap ETF (S000084251), Strive International Developed Markets ETF (S000080100), Strive Total Return Bond ETF (S000080332), and the Strive Enhanced Income Short Maturity ETF (S000080333) (the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 30, 2024, and filed electronically as Post-Effective Amendment No. 407 to the Trust’s Registration Statement on November 26, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (267) 393-5233.
Sincerely,
/s/ Alyssa M. Bernard
Alyssa M. Bernard
Secretary